Deed of cross guarantee	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Deed of cross guarantee	Deed of cross guarantee
Australian Disclosure Requirements
The Company and certain Australian subsidiaries of the Group have entered into a deed of cross guarantee. By entering into the deed, the subsidiaries which are party to the deed have been relieved from the requirement to prepare and lodge audited financial statements under ASIC Corporations (Wholly-owned Companies) Instrument 2016/785. The subsidiaries identified with a ‘1’ in note 35.3 are parties to a deed of cross guarantee under which each Company guarantees to each creditor payment in full of any debt in accordance with the deed of cross guarantee.
For the year ended December 31, 2025 the parties to the deed of cross guarantee generated a loss of $99,349,000
(2024: profit of $16,291,000) and as at December 31, 2025 were in an asset position of $176,579,000 (2024: net asset position $189,036,000), with cash and cash equivalents of $84,572,000 (2024: $326,514,000).
Cash on hand and the repatriation of future cash inflows from commercial activities undertaken by wholly-owned foreign subsidiaries is considered sufficient to meet forecast cash outflows, research and development activities currently underway and other committed business activities for at least 12 months from the date of these financial statements.
Further, current liabilities include loans with other subsidiaries in the Group of $47,190,000 (2024: $29,965,953) which will be settled when sufficient funds are available.
On this basis, the Directors are satisfied that the parties to the deed of cross guarantee continue to be a going concern as at the date of these financial statements.
The consolidated statement of comprehensive income and statement of financial position of the entities party to the deed of cross guarantee are provided as follows:

Consolidated statement of comprehensive income or loss	2025	2024
	US$'000	US$'000
		(Recast)
Revenue from contracts with customers	135,699	139,813
Cost of sales	(4,616)	(11,740)
Gross profit	131,083	128,073
Research and development costs	(98,102)	(84,019)
Selling and marketing expenses	(3,887)	(2,217)
Manufacturing and distribution costs	(8,695)	(5,400)
General and administration costs	(86,819)	(93,479)
Other (losses)/gains (net)	(2,045)	97,506
Operating profit/(loss)	(68,465)	40,464
Finance income	5,157	5,751
Finance costs	(35,140)	(29,239)
(Loss)/profit before income tax	(98,448)	16,976
Income tax expense	(901)	(685)
(Loss)/profit from continuing operations after income tax	(99,349)	16,291
Changes in the fair value of equity investments at fair value through other comprehensive income	(5,113)	(3,870)
Total comprehensive (loss)/income for the year	(104,462)	12,421

Consolidated statement of financial position	2025	2024
	US$'000	US$'000
		(Recast)
Current assets
Cash and cash equivalents	84,572	326,514
Trade and other receivables	128,528	103,113
Inventories	1,986	714
Other current assets	3,459	5,178
Total current assets	218,545	435,519
Non-current assets
Net investment in subsidiaries	342,428	189,361
Intangible assets	29,100	29,480
Property, plant and equipment	6,915	1,084
Right-of-use assets	1,826	1,084
Financial assets	37,094	34,746
Deferred tax assets	7,359	1,108
Other non-current assets	26,817	13,667
Total non-current assets	451,539	270,530
Total assets	670,084	706,049
Current liabilities
Trade and other payables	72,450	86,253
Contract liabilities	-	6,612
Lease liabilities	737	399
Borrowings	11,692	10,840
Contingent consideration	2,500	53,176
Employee benefit obligations	3,946	3,156
Total current liabilities	91,325	160,436
Non-current liabilities
Contract liabilities	-	2,036
Lease liabilities	1,394	998
Borrowings	382,926	333,285
Contingent consideration	9,734	18,844
Deferred tax liabilities	7,680	1,108
Employee benefit obligations	446	306
Total non-current liabilities	402,180	356,577
Total liabilities	493,505	517,013
Net assets	176,579	189,036
Equity
Share capital	476,564	412,245
Share capital reserve	(11,612)	15,945
Other reserve	115,908	65,778
Accumulated losses	(404,280)	(304,931)
Total equity	176,579	189,036